John Deere Owner Trust 2007	EXHIBIT 99.1
Statement to Noteholders

$239,000,000 Class A-1 5.33006% Asset Backed Notes due May 15, 2008
$191,000,000 Class A-2 5.21% Asset Backed Notes due October 15, 2009
$365,000,000 Class A-3 5.04% Asset Backed Notes due July 15, 2011
$205,800,000 Class A-4 5.07% Asset Backed Notes due April 15, 2014
$15,279,095 Asset Backed Certificates

Payment Date:	15-Aug-07

(1) Before giving effect to distributions on this Payment Date:

(a) (i) outstanding principal amount of Class A-1 Notes:	$158,024,899.40
(ii) A-1 Note Pool Factor:	0.6611920

(b) (i) outstanding principal amount of Class A-2 Notes:	$191,000,000.00
(ii) A-2 Note Pool Factor:	1.0000000

(c) (i) outstanding principal amount of Class A-3 Notes:	$365,000,000.00
(ii) A-3 Note Pool Factor:	1.0000000

(d) (i) outstanding principal amount of Class A-4 Notes:	$205,800,000.00
(ii) A-4 Note Pool Factor:	1.0000000

(e) (i) Certificate Balance:	$15,279,095.00
(ii) Certificate Pool Factor:	1.0000000

(2) Amount of principal being paid on the Notes:

(a) Class A-1 Notes:	$31,623,716.25
per $1,000 original principal amount:	$132.32

(b) Class A-2 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(c) Class A-3 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(d) Class A-4 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(e) Total	$31,623,716.25

(3) (a) Amount of interest being paid on Notes:

(i) Class A-1 Notes:	$701,901.83
per $1,000 original principal amount:	$2.94

(ii) Class A-2 Notes:	$829,258.33
per $1,000 original principal amount:	$4.34

(iii) Class A-3 Notes:	$1,533,000.00
per $1,000 original principal amount:	$4.20

(iv) Class A-4 Notes:	$869,505.00
per $1,000 original principal amount:	$4.23

(v) Total:	$3,933,665.16

(4) (a) Pool Balance (excluding accrued interest)
(i) at beginning of related Collection Period:	$913,835,792.80
(ii) at end of related Collection Period:	$882,239,434.59

(b) Note Value
(i) at beginning of related Collection Period:	$935,103,994.61
(ii) at end of related Collection Period:	$903,480,278.36

(c) Pool Face Amount
(i) at beginning of related Collection Period:	$1,089,970,936.64
(ii) at end of related Collection Period:	$1,050,084,844.89

(5) After giving effect to distributions on this Payment Date:

(a) (i) outstanding principal amount of Class A-1 Notes:	$126,401,183.15
(ii) A-1 Note Pool Factor:	0.5288752

(b) (i) outstanding principal amount of Class A-2 Notes:	$191,000,000.00
(ii) A-2 Note Pool Factor:	1.0000000

(c) (i) outstanding principal amount of Class A-3 Notes:	$365,000,000.00
(ii) A-3 Note Pool Factor:	1.0000000

(d) (i) outstanding principal amount of Class A-4 Notes:	$205,800,000.00
(ii) A-4 Note Pool Factor:	1.0000000

(e) (i) Certificate Balance:	$15,279,095.00
(ii) Certificate Pool Factor:	1.0000000

(6) Amount of Servicing Fee:	$761,529.83
per $1,000 original principal amount:	$0.75
(a) Amount of Servicing Fee earned:	$761,529.83
(b) Amount of Servicing Fee paid:	$761,529.83
(c) Amount of Servicing Fee Shortfall:	$0.00

(7) Amount of Administration Fee:	$100.00

(8) Aggregate Purchase Amounts for Collection Period:	$0.00

(9) (i) Amount in Reserve Account:	$15,241,187.00
(ii) Specified Reserve Account Balance:	$15,241,187.00

(10) (i) Scheduled Payments of Receivables 60 days or more past due:	$1,226,573.00
(ii) Scheduled Payments of Receivables 60 days or more past due as a percent of the Pool Balance:	0.14%

(11) (i) Face Amount of Receivables 60 days or more past due:	$13,825,601.00
(ii) Face Amount of Receivables 60 days or more past due as a % of the Pool Face Amount:	1.32%
(iii) Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.57%
(iv) Rolling three month 60 days or more past due as a % of Pool Balance (Average Delinquency Ratio):	1.17%

(12) (i) Aggregate amount of net losses for the collection period:	$17,874.44
(ii) cumulative amount of net losses:	$17,874.44
(iii) Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.00%

(13) If the payment Date is in April 2009 or October 2009:
(i) Average Delinquency Ratio Test is met:	NA
(ii) Cumulative Net Loss Ratio Test is met:	NA
(iii) Specified Reserve Reduction Trigger is met:	NA
(iv) Reserve Account reduction as a result of Specified Reserve Reduction Trigger:	NA